OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Components of other non-current assets:
Operating lease right-of-use-assets	$ 10,991	$ 14,642
Other non-current assets	3,672	12,729
Other non-current assets	$ 142,143	27,911
Compensation of the debt guarantees provided to Hygo		$ 8,100
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets
Energy related derivative
Components of other non-current assets:
Oil derivative instrument (note 27)	$ 127,480	$ 540